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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended:   March 31, 2001
                                                             -------------------

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Shay Assets Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

230 West Monroe Street, Suite 2810,     Chicago,            IL             60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-7232
                 ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Edward E. Sammons, Jr.            President                       (312) 214-6590
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                      /s/ Edward E. Sammons, Jr.
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL                   May 7, 2001
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE
                                         ---------------------------------------
Form 13F Information Table Entry Total:  29
                                         ---------------------------------------
Form 13F Information Table Value Total: $167,914
                                         ---------------------------------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NONE

                                    FORM 13F

                                INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)      GERS     (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------

Abbott Laboratories       Common        002824100       6,843   145,000     X                                  X
American Express          Common        025816109       5,163   125,000     X                                  X
Automatic Data Processing Common        053015103       6,798   125,000     X                                  X
Berkshire Hathaway        Common        084670108       8,967       137     X                                  X
Bristol-Myers Squibb      Common        110122108       4,930    83,000     X                                  X
Cintas Corp.              Common        172908105       6,583   167,000     X                                  X
Clorox Co.                Common        189054109       5,818   185,000     X                                  X
Coca-Cola Company         Common        191216100       6,277   139,000     X                                  X
Consolidated Edison       Common        209115104         215     5,804     X                                  X
Emerson Electric Company  Common        291011104       7,750   125,000     X                                  X
Exxon Mobil Corp.         Common        30231G102         674     8,230     X                                  X
Freddie Mac               Common        313400301       7,974   123,000     X                                  X
Gannett Co. Inc.          Common        364730101       6,868   115,000     X                                  X
Gap Inc.                  Common        364760108       5,811   245,000     X                                  X
Gillette Co.              Common        375766102       5,143   165,000     X                                  X
Home Depot                Common        437076102       5,258   122,000     X                                  X
Illinois Tool Works       Common        452308109       5,400    95,000     X                                  X
Intel Corp.               Common        458140100       4,999   190,000     X                                  X
Interpublic Group of Cos. Common        460690100       6,114   178,000     X                                  X


Johnson & Johnson         Common        478160104       8,047    92,000     X                                  X
M&T Bank Corp.            Common        55261F104       2,477    35,000     X                                  X
McDonald's Corp.          Common        580135101       4,779   180,000     X                                  X
Merck & Co.               Common        589331107       7,438    98,000     X                                  X
Microsoft Corp.           Common        594918104       6,016   110,000     X                                  X
Pitney Bowes Inc.         Common        724479100       6,255   180,000     X                                  X
Sherwin-Williams Co.      Common        824348106       4,841   190,000     X                                  X
Sysco Corporation         Common        871829107       7,423   280,000     X                                  X
Wal-Mart Stores           Common        931142103       6,666   132,000     X                                  X
Wrigley WM. Jr. Co.       Common        982526105       6,417   133,000     X                                  X

     TOTAL                                            167,914